Related Party Disclosures - Core Specialty (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 30, 2020	Dec. 31, 2017
Related Party Transaction [Line Items]
Equity method investments	$ 832,295				$ 326,277				$ 832,295	$ 326,277
Funds held by reinsured companies	635,819				475,732				635,819	475,732
Other assets	925,533				1,162,955				925,533	1,162,955
Losses and LAE	10,593,282				9,868,404				10,593,282	9,868,404	$ 9,048,796		$ 7,100,488
Insurance and reinsurance balances payable	494,412				420,546				494,412	420,546
Other liabilities	942,905				994,584				942,905	994,584
Reinsurance balances recoverable on paid and unpaid losses	2,089,163				2,181,134				2,089,163	2,181,134
Net premiums earned	108,146	$ 161,724	$ 142,871	$ 159,351	185,336	$ 175,802	$ 190,962	$ 251,947	572,092	804,047	695,779
Net incurred losses and loss adjustment expenses									(154,926)	(33,260)	0
Acquisition costs	38,202	37,708	49,067	46,043	78,417	33,310	51,081	77,801	171,020	240,609	177,855
Fees and commission income											1,453
NET EARNINGS (LOSS)	834,655	$ 645,850	$ 787,486	$ (540,618)	$ 197,864	$ 126,559	$ 238,054	$ 365,742	1,727,373	$ 928,219	$ (212,272)
Discontinued operations, disposed of by sale | StarStone US
Related Party Transaction [Line Items]
Consideration as value of shares												$ 235,000
Initial cash consideration received												51,500
Cash consideration received												47,000
Consideration received	281,989								281,989			$ 282,000
Core Specialty
Related Party Transaction [Line Items]
Equity method investments	235,000								235,000
Affiliated entity | Core Specialty
Related Party Transaction [Line Items]
Cash consideration repayable	4,500								4,500
Core Specialty | Affiliated entity
Related Party Transaction [Line Items]
NET EARNINGS (LOSS)									3,315
Core Specialty | Affiliated entity | Balances under assuming quota share, LTP and ADC reinsurances
Related Party Transaction [Line Items]
Funds held by reinsured companies	58,086								58,086
Other assets	38,846								38,846
Losses and LAE	682,637								682,637
Insurance and reinsurance balances payable	24,806								24,806
Other liabilities	5,003								5,003
Net premiums earned									76
Net incurred losses and loss adjustment expenses									(1,223)
Acquisition costs									458
Core Specialty | Affiliated entity | Balances under ceding reinsurances
Related Party Transaction [Line Items]
Reinsurance balances recoverable on paid and unpaid losses	1,736								1,736
Core Specialty | Affiliated entity | Balances under service agreements
Related Party Transaction [Line Items]
Other assets	6,727								6,727
Other liabilities	328								328
Fees and commission income									4,004
Core Specialty | Affiliated entity | Balances under sale and recapitalization agreement
Related Party Transaction [Line Items]
Other liabilities	$ 4,512								$ 4,512